Fair Value Measurements	12 Months Ended
Oct. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements

(13) Fair Value Measurements

The carrying amounts reported in the consolidated balance sheets for cash, trade accounts receivable, other receivables, and accounts payable and accrued expenses, including accrued compensation and payroll taxes approximate fair value because of the short maturity of these instruments. The carrying value of the Company's note payable to bank and long-term debt approximates the fair value based on similar long-term debt issues available to the Company as of October 31, 2012 and 2011. Fair value is defined as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Company uses a fair value hierarchy that prioritizes the inputs for valuation methods used to measure fair value. The three levels of the fair value hierarchy are as follows:

· Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

· Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

· Level 3 inputs are observable inputs for the asset or liability.

The Company utilizes the best available information in measuring fair value.